Description of Business (Details)	12 Months Ended
Dec. 31, 2014
Amounts due to affiliate companies
Date of incorporation	Dec. 17, 2007
Navios Maritime Holdings Inc.
Amounts due to affiliate companies
Percentage of ownership	63.80%